UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-4246
(Investment Company Act File Number)

C/Funds Group, Inc.
Exact Name of Registrant as Specified in Charter)

201 Center Road, Suite 2, Venice, Florida	34285
(Address of Principal Executive Offices)	(Zip)

C/Funds Group, Inc., 201 Center Road, Suite 2, Venice, Florida 34285
(Name and Address of Agent for Service)

941-488-6772
(Registrant's Telephone Number, Including Area Code)

December 31
(Date of Fiscal Year End)

September 30, 2006
(Date of Reporting Period)

Item 1. Schedule of Investments

The unaudited schedules of investments for the specified reporting period are filed herewith.

C/FUND Schedule of Investments September 30, 2006 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 92.8%

Aircraft & Parts: 9.3%		$347,890
Boeing Co.	1,900	149,815
Honeywell International, Inc.	1,900	77,710
United Technologies Corp.	1,900	120,365

Beverages: 2.3%		84,892
Coca-Cola Co	1,900	84,892

Cigarettes: 3.9%		145,445
Altria Group, Inc.	1,900	145,445

Combination Utility Services: 1.0%		37,222
WPS Resources Corp.	750	37,222

Commercial Banks: 6.3%		237,167
Bank of America Corp.	1,000	53,570
Citigroup, Inc.	1,900	94,373
J. P. Morgan Chase & Co.	1,900	89,224

Computer & Data Processing Services: 5.6%		210,386
IBM Corp.	1,900	155,686
Microsoft Corp.	2,000	54,700

Computer & Office Equipment: 1.9%		69,711
Hewlett Packard Co.	1,900	69,711

Construction & Related Machinery: 3.3%		125,020
Caterpillar	1,900	125,020

Drugs: 5.2%		193,646
Johnson & Johnson	1,900	123,386
Merck & Co., Inc.	1,000	41,900
Pfizer, Inc.	1,000	28,360

Eating & Drinking Places: 2.0%		74,328
McDonald's Restaurants	1,900	74,326

Electric Services: 1.2%		45,000
FPL Group, Inc.	1,000	45,000

Electronic Components & Accessories: 1.0%		39,083
Intel Corp.	1,900	39,083

Fats & Oils: 1.5%		56,820
Archer Daniels Midland Co.	1,500	56,820

Gas Production & Distribution: 0.8%		30,488
Peoples Energy Corp.	750	30,486

Life Insurance: 3.4%		125,894
American International Group	1,900	125,894

Lumber & Other Building Materials: 3.3%		125,033
Home Depot, Inc.	1,900	68,913
Lowe's Co.	2,000	56,120

Lumber & Wood Products: 0.9%		34,040
Plum Creek Timber Co.	1,000	34,040

Medical Service & Health Insurance: 7.7%		287,400
Berkshire Hathaway, Inc. Delaware*	3	287,400

Metal Mining: 1.5%		56,820
BHP Billiton ADR	1,500	56,820

Miscellaneous Converted Paper Products: 4.0%		148,820
3M Company	2,000	148,820

Miscellaneous Fabricated Metal Products: 1.0%		38,865
Parker Hannifin Corp.	500	38,865

Motor Vehicles & Equipment: 1.7%		63,194
General Motors Corp.	1,900	63,194

Motor Vehicles, Parts, & Supplies: 1.1%		43,130
Genuine Parts Co.	1,000	43,130

Nonclassifiable Establishments: 1.8%		67,070
General Electric Co.	1,900	67,070

Nonferrous Rolling & Drawing: 1.4%		53,276
Alcoa, Inc.	1,900	53,276

Personal Credit Institutions: 2.8%		106,552
American Express Co.	1,900	106,552

Petroleum Refining: 3.4%		127,490
Exxon Mobil Corp.	1,900	127,490

Plastics Materials & Synthetics: 2.2%		81,396
E. I. Dupont de Nemours & Co.	1,900	81,396

Radio & Television Broadcasting: 1.6%		58,729
Walt Disney Co.	1,900	58,729

Research & Testing Services: 0.0%		15
Atmospheric Glow Technologies*	125	15

Savings Institutions: 0.6%		21,735
Washington Mutual	500	21,735

Soap, Cleaners, & Toilet Goods: 3.1%		117,762
Proctor & Gamble Co.	1,900	117,762

Telephone Communications, Except Radio: 3.5%		132,411
AT&T, Inc.	1,900	61,864
Verizon Communications, Inc.	1,900	70,547

Variety Stores: 2.5%		93,708
Wal-Mart Stores	1,900	93,706

Total Common Stocks (Identified Cost $2,932,579)		$3,480,438

PREFERRED STOCKS: 1.7%

Commercial Banks: 1.7%		$64,770
Royal Bank of Scotland PFD E	2,550	64,770

Total Preferred Stocks (Identified Cost $71,393)		$64,770

GOVERNMENTS---FIXED: 1.3%

U. S. Treasury Securities: 1.3%		$50,086
U. S. Treasury Notes at 4.875% Due 04/30/06	50,000	50,086

Total Governments--Fixed (Identified Cost $49,939)		$50,086

TOTAL INVESTMENTS: 95.8% (Identified Cost $3,053,911)		$3,595,294

Cash & Equivalents: 3.8% **		$143,104
Other Assets & Liabilities, Net: 0.4%		$13,563

NET ASSETS: 100.0%		$3,751,961

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

C/GROWTH STOCK FUND Schedule of Investments September 30, 2006 (Unaudited)
	Shares or Par Value	Value

COMMON STOCKS: 82.8%

Beverages: 3.9%		$79,251
Hansen Natural*	2,440	79,251

Blast Furnace & Basic Steel Products: 8.7%		177,098
IPSCO, Inc.	640	55,469
NS Group. Inc.*	1,005	64,873
Steel Dynamics, Inc.	1,125	56,756

Computer & Data Processing Services: 11.1%		225,543
Alliance Data*	920	50,775
Hyperion Solutions Corp.*	1,205	41,546
Netease.Com*	3,950	64,622
Valueclick, Inc.*	3,700	68,596

Computer & Office Equipment: 2.3%		47,339
Cisco Systems, Inc.*	2,060	47,339

Construction & Related Machinery: 3.8%		76,986
Grant Prideco*	965	36,699
Oil States Intl.*	1,465	40,287

Crude Petroleum & Natural Gas: 5.2%		105,715
St. Mary Land & Exploration	1,235	45,337
Ultra Petroleum Corp.*	1,255	60,376

Drugs: 2.5%		50,778
Endo Pharmaceuticals*	1,560	50,776

Electric Lighting & Wiring Equipment: 2.6%		53,400
Genlyte Group*	750	53,400

Electronic Components & Accessories: 2.0%		40,186
Taiwan Semiconductor ADR	4,186	40,186

Fire, Marine, & Casualty Insurance: 5.5%		112,795
Philadelphia Consolidated Holdings*	1,645	65,372
W. R. Berkley Corp.	1,340	47,423

Insurance Agents, Brokers, & Service: 2.9%		58,602
HealthExtras, Inc.*	2,070	58,602

Iron & Steel Foundries: 2.7%		55,581
Precision Castparts Corp.	880	55,581

Medical Instruments & Supplies: 5.1%		103,181
C. R. Bard, Inc.	680	51,000
Edwards Lifesciences Corp*.	1,120	52,181

Miscellaneous Shopping Goods Stores: 2.5%		51,823
Staples, Inc.	2,130	51,823

Nonferrous Rolling & Drawing: 1.5%		30,349
Encore Wire Corp.*	860	30,349

Oil & Gas Field Services: 1.4%		29,587
RPC, Inc.	1,615	29,587

Real Estate: 3.3%		67,527
CB Richard Ellis*	2,745	67,527

Real Estate Agents & Managers: 2.6%		52,143
Jones Lang LaSalle	610	52,143

Sanitary Services: 2.6%		52,691
Stericycle, Inc.*	755	52,691

Telegraph & Other Communications: 3.9%		79,472
J2 Global Communications, Inc.*	2,925	79,472

Telephone Communications, Except Radio: 4.4%		90,279
Vimpel-Communications ADR*	1,490	90,279

Trucking & Courier Services, Ex. Air: 2.3%		48,037
Landstar System, Inc.	1,125	48,037

Total Common Stocks (Identified Cost $1,549,048)		$1,688,363

TOTAL INVESTMENTS: 82.8% (Identified Cost $1,549,048)		$1,688,363

Cash & Equivalents: 16.9% **		$344,865
Other Assets & Liabilities, Net: 0.3%		$5,697

NET ASSETS: 100.0%		$2,038,925

* Non-income producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Item 2. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the Evaluation Date), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr. Roland G. Caldwell, Jr., President
Date:	October 13, 2006

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.